Balances at Other Banks	12 Months Ended
Jun. 30, 2012
Balances at Other Banks [Abstract]
Balances at other banks

Note 2.  Balances at other banks

The Bank of Greene County is required to maintain certain reserves of vault cash and/or deposits with the Federal Reserve Bank. The amount of this reserve requirement, included in cash and due from banks, was $867,000 and $613,000 at June 30, 2012 and 2011, respectively.